June 30, 2011

VIA EDGAR

Mr. James E. O'Connor, Esq.
Ms. Christina DiAngelo
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Pre-Effective Amendment No. 2 to the Registration Statement
of Robeco-Sage Multi-Strategy Fund, L.L.C. (the "Fund")
on Form N-14 8C (File Nos. 811-21778 and 333-174009)

Dear Mr. O'Connor and Ms. DiAngelo:

On behalf of the Fund, transmitted for filing with the Securities and Exchange Commission, pursuant to the Securities Act of 1933, as amended, is Pre-Effective Amendment No. 2 to the Fund's registration statement on Form N-14 8C relating to the acquisition by the Fund of the assets and stated liabilities of Robeco-Sage Multi-Strategy TEI Fund, L.L.C.  Pre-Effective Amendment No. 2 is being filed solely for the purpose of updating the consent of the independent registered public accounting firm of the Fund contained in Exhibit 14 of Pre-Effective Amendment No. 1, and accordingly, Parts A and B of Pre-Effective Amendment No. 1 are incorporated in their entirety by reference into Pre-Effective Amendment No. 2.

Please call me at (212) 756-2131 with any comments on the Registration Statement or if you have any questions regarding this filing.

Thank you for your assistance regarding this matter.

Sincerely yours,

/s/ George M. Silfen
     George M. Silfen